Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 95,850	$ 69,547	$ 82,244
Costs	(69,785)	(55,479)	(55,631)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,396	23,723	6,769
Changes in the net realizable value of agricultural products after harvest	(1,998)	(967)	1,617
Gross profit	42,463	36,824	34,999
Net gain/ (loss) from fair value adjustment of investment properties	16,583	(3,683)	83,697
Gain from disposal of farmlands	5,505	2,148	2,065
General and administrative expenses	(9,047)	(8,473)	(8,440)
Selling expenses	(7,341)	(6,800)	(7,953)
Other operating results ,net	(765)	(3,742)	4,100
Management fees	(4,169)	0	(518)
Profit from operations	43,229	16,274	107,950
Share of (loss)/ profit of associates and joint ventures	(195)	(7,273)	18,136
Profit before financial results and income tax	43,034	9,001	126,086
Finance income	1,307	1,077	754
Finance cost	(15,575)	(24,630)	(25,120)
Other financial results	35,811	32,792	(25,762)
Inflation adjustment	400	938	(269)
Financial results, net	21,943	10,177	(50,397)
Profit before income tax	64,977	19,178	75,689
Income tax	(1,977)	(45,817)	(19,593)
Profit/ (loss) for the year from continuing operations	63,000	(26,639)	56,096
Loss for the year from discontinued operations	0	(13,540)	(6,831)
Profit/ (loss) for the year	63,000	(40,179)	49,265
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive loss from subsidiaries	(21,662)	(1,500)	(6,203)
Revaluation surplus	596	1,612	1,512
Other comprehensive (loss)/ income for the year from continuing operations	(21,066)	112	(4,691)
Other comprehensive (loss)/ income for the year from discontinued operations	0	(18,763)	32,811
Total other comprehensive (loss)/ income for the year	(21,066)	(18,651)	28,120
Total comprehensive (loss)/ income for the year	41,934	(58,830)	77,385
Total comprehensive (loss)/ income from continuing operations	41,934	(26,527)	51,405
Total comprehensive (loss)/ income from discontinued operations	0	(32,303)	25,980
Total comprehensive (loss)/ income from the year	41,934	(58,830)	77,385
Equity holders of the parent1	37,088	(20,611)	9,678
Non-controlling interest	25,912	(19,568)	39,587
Profit/ (loss) from continuing operations attributable to:
Equity holders of the parent	37,088	(12,592)	17,106
Non-controlling interest	25,912	(14,047)	38,990
Total comprehensive income/ (loss) attributable to
Equity holders of the parent	28,671	(26,093)	5,964
Non-controlling interest1	$ 13,263	$ (32,737)	$ 71,421
Profit/ (loss) for the year per share attributable to equity holders of the parent
Basic	$ 62.86	$ (39.11)	$ 19.38
Diluted	53.36	(39.11)	18.80
Profit/ (loss) per share from continuing operations attributable to equity holders of the parent:
Basic	62.86	(23.89)	34.25
Diluted	$ 53.36	$ (23.89)	$ 33.24